Property and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
8. Property and Equipment
Property and Equipment consist of the following as of December 31, 2021 and 2020 (in thousands):

	Estimated useful life (in years)	December 31, 2021	December 31, 2020
Construction-in-process	—	$—	$6
Laboratory equipment	5	7,989	7,028
Computer equipment	3	1,979	1,841
Furniture and fixtures	4	1,075	897
Leasehold improvements	*	11,657	11,657

		$22,700	$21,429
Less: Accumulated depreciation		(9,856)	(7,216)

Total property and equipment, net		$12,844	$14,213

*
Leasehold improvements are depreciated over the shorter of the life of the asset and the term of the lease at 8.2 years and 9.3 years as of December 31, 2021 and 2020, respectively. The Company moved into its corporate headquarters in November 2019 and the 2019 Lease term ends in February 2030.

Depreciation expense, including depreciation expense for two immaterial capital leases, for the years ended December 31, 2021, 2020 and 2019 was $2.8 million, $2.8 million and $2.5 million, respectively.